Taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Unrecognized tax credits	R$ 129,694	R$ 105,311
Transfer to sectorial financial liabilities	R$ (864,545)	R$ (1,182,915)